EATON VANCE MUTUAL FUNDS TRUST

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 002-90946) certifies (a) that the form of statement of additional information (“SAI”) used with respect to the following series of the Registrant, does not differ materially from that contained in Post-Effective Amendment No. 284 (“Amendment No. 284”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 284 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-17-001147) on May 24, 2017:

Eaton Vance Diversified Currency Income Fund

Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Short Duration Strategic Income Fund

EATON VANCE MUTUAL FUNDS TRUST

By:  /s/ Maureen A. Gemma, Esq.

      Maureen A. Gemma, Esq.

      Secretary

Date:  May 31, 2017